THE ADVISORS’ INNER CIRCLE FUND III

Legal & General Long Duration U.S. Credit Fund

Legal & General U.S. Credit Fund

(the “Funds”)

Supplement dated December 26, 2023 to the Funds’ Prospectus dated March 1, 2023 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I.       Jeff Koch no longer serves as a portfolio manager for the Funds. Accordingly, effective immediately, all references to Mr. Koch are hereby deleted.

II.       Tim Bacik, Jordan Bond, Patrick Dan, Michael Russell and Magdalena Szudy now serve as portfolio managers of the Funds. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.	The “Legal & General Long Duration U.S. Credit Fund – Portfolio Managers” section and the “Legal & General U.S. Credit Fund – Portfolio Manager” section are deleted and replaced with the following:

Portfolio Managers

The Funds are managed by a team of investment professionals that are jointly and primarily responsible for the day-to-day management of the Fund.

Tim Bacik, CFA, Head of Investment Grade Portfolio Management, has managed the Fund since 2023.

Jordan Bond, CFA, FRM, Senior Portfolio Manager, has managed the Fund since 2023.

Patrick Dan, Senior Portfolio Manager, has managed the Fund since 2023.

Michael Russell, Portfolio Manager, has managed the Fund since 2023.

Magdalena Szudy, Portfolio Manager, has managed the Fund since 2023.

2.	In the “Portfolio Managers” section, the following disclosure is added:

Tim Bacik, CFA, Head of Investment Grade Portfolio Management, serves as portfolio manager for the Long Duration U.S. Credit Fund and the U.S. Credit Fund. Mr. Bacik has been employed by the Adviser since 2011.

Jordan Bond, CFA, FRM, Senior Portfolio Manager, serves as portfolio manager for the Long Duration U.S. Credit Fund and the U.S. Credit Fund. Mr. Bond has been employed by the Adviser since 2016.

Patrick Dan, Senior Portfolio Manager, serves as portfolio manager for the Long Duration U.S. Credit Fund and the U.S. Credit Fund. Mr. Dan has been employed by the Adviser since 2017.

Michael Russell, Portfolio Manager, serves as portfolio manager for the Long Duration U.S. Credit Fund and the U.S. Credit Fund. Mr. Russell has been employed by the Adviser since 2018.

Magdalena Szudy, Portfolio Manager, serves as portfolio manager for the Long Duration U.S. Credit Fund and the U.S. Credit Fund. Ms. Szudy has been employed by the Adviser since 2012.

Please retain this supplement for future reference.

LGI-SK-001-0001

THE ADVISORS’ INNER CIRCLE FUND III

Legal & General Long Duration U.S. Credit Fund

Legal & General U.S. Credit Fund

(the “Funds”)

Supplement dated December 26, 2023 to the Funds’ Statement of Additional Information dated March 1, 2023, as supplemented (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I.       Jeff Koch no longer serves as a portfolio manager for the Funds. Accordingly, effective immediately, all references to Mr. Koch are hereby deleted.

II.       Tim Bacik, Jordan Bond, Patrick Dan, Michael Russell and Magdalena Szudy now serve as portfolio managers of the Funds. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	In the “Fund Shares Owned by the Portfolio Managers” sub-section under “The Portfolio Managers” section, the last sentence is deleted and replaced with the following:

As of October 31, 2022, the portfolio managers of the Retirement Income 2040 Fund, Global Developed Equity Index Fund, Cash Flow Matched Bond Fund and Long Life Fund did not beneficially own shares of such Funds. As of October 31, 2023, the portfolio managers of the Long Duration U.S. Credit Fund and U.S. Credit Fund did not beneficially own shares of such Funds.

2.	In the “Other Accounts” sub-section under “The Portfolio Managers” section, the last sentence of the paragraph preceding the table is deleted and replaced with “Unless otherwise noted, the information below is provided as of October 31, 2022.”, and the following rows are added to the table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Tim Bacik*, #	3	$2,462	15	$1,499	115^	$32,721
Jordan Bond*, #	3	$2,462	15	$1,499	115^	$32,721
Patrick Dan*, #	3	$2,462	15	$1,499	115^	$32,721
Michael Russell*, #	3	$2,462	15	$1,499	115^	$32,721
Magdalena Szudy*, #	3	$2,462	15	$1,499	115^	$32,721

#	Valuation date is October 31, 2023.
^	Includes one account with assets under management of $294 million that is subject to a performance-based advisory fee.

Please retain this supplement for future reference.

LGI-SK-002-0001